Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Taxes [Line Items]
Profits tax at a rate	16.50%	16.50%	16.50%
Withholding taxes
Unrecognized tax benefits
Hong Kong [Member]
Taxes [Line Items]
Profits tax at a rate	16.50%